Other financial assets - Non-current securities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial assets
Non-current securities	kr 7	kr 1	kr 1
Estonian Broadband Development Foundation, Estonia
Other financial assets
Non-current securities holding (as a percentage)	12.50%
Non-current securities	kr 1	kr 1	kr 1
TMPL Solutions AB, Sweden
Other financial assets
Non-current securities holding (as a percentage)	12.10%
Non-current securities	kr 6